Exceptional Items - Additional Information (Detail) $ in Millions, R in Billions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 USD ($)
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges	$ (59)		$ (50)
Business and asset disposal	(60)		(38)
Net finance (cost) expenses	(530)		(703)
Decrease of income taxes	(133)		51
Non-controlling interest on the exceptional items	3		$ 9
Impairment on investment	104
South Africa Tax Matters [Member]
Disclosure of Exceptional Items [line items]
Decrease of income taxes	$ (240)	R 4.5